FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Company's Contingent Consideration (Details) - Contingent Consideration [Member]	3 Months Ended
Mar. 31, 2026 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	$ 928,990
Change in fair value	(300,364)
Foreign currency translation adjustment	(3,135)
Fair value ending	625,491
RegTech Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	790,432
Change in fair value	(304,381)
Foreign currency translation adjustment	(3,135)
Fair value ending	482,916
Lyocon Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	138,558
Change in fair value	4,017
Fair value ending	$ 142,575